Segment and geographic information	12 Months Ended
Jun. 30, 2025
Segment and geographic information
Segment and geographic information

7.    Segment and geographic information

In line with the management approach, the operating segments were identified on the basis of LuxExperience Group’s internal reporting and how our chief operating decision maker (CODM), assesses the performance of the business. LuxExperience Group collectively identifies its Chief Executive Officer and Chief Financial Officer as the CODM.

Pre-acquisition

Prior to the acquisition of YNAP on April 23, 2025, LuxExperience Group reported two operating segments:

●	Online operations, primarily represented by the Mytheresa online platform, and
●	Retail store, comprising the single physical store located in Munich, Germany.

Post-acquisition and reporting changes

Following the acquisition and updates to the monthly management reporting effective May 2025, the Company revised its segment reporting structure to accurately reflect how the CODM now monitors the Group’s business.

The CODM remains the Chief Executive Officer and Chief Financial Officer, who collectively allocate resources and assess performance across operating segments. The expanded LuxExperience Group operates five online brands – Mytheresa, Net-A-Porter (NAP), Mr Porter (MRP), YOOX, and THE OUTNET (TON) – as well as the retail store that is now included within the Luxury | Mytheresa segment.

Accordingly, the Group has identified the following three operating segments, which represent components of the business whose operating results are regularly reviewed by the CODM for resource allocation and performance assessment purposes:

●	Luxury | Mytheresa, represents Mytheresa business including the Mytheresa online platform and the retail store in Munich,
●	Luxury | NAP & MRP comprises the in-season luxury online brands Net-A-Porter and Mr Porter,
●	Off-Price, represents the off-season luxury brands YOOX and THE OUTNET.

Segment EBITDA is used to measure performance, because management believes that this information is the most relevant in evaluating the respective segments relative to other entities that operate in the retail business.

Segment EBITDA is defined as operating income excluding depreciation and amortization.

Assets are not allocated to the different business segments for internal reporting purposes.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income from the previous operating segments online operations and retail store to the newly combined operating segment Luxury | Mytheresa for the fiscal year ended June 30, 2023 and 2024, respectively.

	June 30, 2023 (restated)*
		Retail	Corporate	Luxury		IFRS
(in € thousands)	Online	Store	Costs(1)	Mytheresa	Adjustment(2)	consolidated
Net Sales	751,299	14,704	—	766,003	—	766,003
Segment EBITDA	48,729	4,966	(15,500)	38,195	(35,224)	2,971
Depreciation and amortization						(11,653)
Finance income (costs), net						(2,460)
Income tax expense						(5,877)
Net loss						(17,019)
(1)	During the fiscal year ended June 30, 2023, there were €15,500 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Corporate administrative expenses were not allocated to the segments as Group functions were managed centrally.
(2)	There were €5,446 thousand related to Other transaction-related, certain legal and other expenses and Share-based compensation expenses totaling €30,021 thousand.

	June 30, 2024 (restated)*
		Retail	Corporate	Luxury		IFRS
(in € thousands)	Online	Store	Costs(1)	Mytheresa	Adjustment(2)	consolidated
Net Sales	826,690	14,162	—	840,852	—	840,852
Segment EBITDA	37,396	4,516	(16,072)	25,840	(32,589)	(6,748)
Depreciation and amortization						(15,205)
Finance income (costs), net						(4,772)
Income tax expense						1,814
Net loss						(24,912)
(1)	During the year ended June 30, 2024, there were €16,072 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Corporate administrative expenses were not allocated to the segments as Group functions were managed centrally.
(2)	There were €14,081 thousand in expenses related to Other transaction-related, certain legal and other expenses. Share-based compensation expenses amount to €18,508 thousand.
(*)

Prior to fiscal year 2025, corporate costs were not allocated to any segment. Starting with fiscal year 2025 and driven by the YNAP acquisition, to align with the changes in the group structure, management now includes corporate costs in the respective segments. The effect for the fiscal years 2024 and 2023 is presented in the column “Corporate costs” in the tables above.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income for the fiscal year ended June 30, 2025, in accordance with the revised segment structure following the YNAP Acquisition.

	June 30, 2025
	Luxury	Luxury			Segments		IFRS
(in € thousands)	Mytheresa	NAP & MRP(1)	Off-Price(1)	Other(1) (2)	total	Reconciliation(3)	consolidated
Net sales	916,103	213,829	114,740	19,772	1,264,444	(2,167)	1,262,277
Segment EBITDA	44,581	8,515	(6,708)	1,048	47,437	556,516	603,953
Depreciation and amortization							(25,351)
Finance income (costs), net							(5,072)
Income tax expense							(3,570)
Net income							569,959
(1)	Includes the period starting from the date of acquisition.
(2)

Represents the OFS and Feng Mao businesses of YNAP, which are being wound down and for which the financial information is not regularly reviewed by the Chief Operating Decision Maker (CODM), and therefore are not considered operating segments.

(3)

During the year ended June 30, 2025 there were €52,725 thousand related to Other transaction-related, certain legal and other expenses, €14,287 thousand related to share-based compensation and €623,531 thousand related to gain on bargain purchase. The column includes intersegmental revenue between Luxury | Mytheresa and THE OUTNET.

Geographic information

Non-current assets excluding deferred tax assets:

(in € thousands)	June 30, 2024	June 30, 2025
Germany	251,644	237,880
Italy	—	80,185
United Kingdom	—	60,701
USA	—	41,256
Other	—	5,618
	251,644	425,640

Information on net sales by geographic area is presented in Note 13, Net sales. Geographic results are not regularly reviewed by the CODM for resource allocation or performance evaluation and therefore are not considered in operating segments.